SHARE CAPITAL - Summary of number and weighted average exercise prices of share options (Details)					12 Months Ended
	Mar. 20, 2024 $ / shares	Nov. 16, 2023 shares $ / shares	Sep. 26, 2023 shares $ / shares	Jun. 29, 2023 shares $ / shares	Mar. 31, 2024 shares	Mar. 31, 2024 shares	Mar. 31, 2024 shares $ / shares	Mar. 31, 2024 shares	Mar. 31, 2023 shares $ / shares	Mar. 31, 2024 $ / shares	Mar. 31, 2024
Share Capital, Reserves, and Other Equity Interest [Abstract]
Number of options, beginning balance (in shares) | shares						29,569,800			28,885,002
Number of share options granted in share-based payment arrangement (in shares) | shares		25,600,000	1,210,000	11,615,000		38,445,000			2,475,000
Number of share options exercised in share-based payment arrangement | shares						(1,813,800)			(1,790,202)
Number of options, ending balance (in shares)						66,201,000		66,201,000	29,569,800
Number of share options exercisable in share-based payment arrangement					56,449,750	56,449,750	56,449,750	56,449,750			56,449,750
Weighted average exercise price, beginning balance (in dollars per share)							$ 1.36		$ 1.45
Weighted average exercise price of share options granted in share-based payment arrangement	$ 0.56	$ 0.715	$ 0.79	$ 0.44			0.69		0.91
Weighted average exercise price of share options exercised in share-based payment arrangement									2.20
Weighted average exercise price of share options forfeited in share-based payment arrangement (in CAD per share)							1.16
Weighted average exercise price, ending balance (in dollars per share)							$ 0.93		$ 1.36
Weighted average exercise price of share options exercisable in share-based payment arrangement										$ 0.98
Disclosure of number and weighted average remaining contractual life of outstanding share options [table]
Number of share options outstanding in share-based payment arrangement					66,201,000	66,201,000	66,201,000	66,201,000	29,569,800		66,201,000
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Weighted average remaining contractual life of outstanding share options					2 years 4 months 24 days
Option Expiration Period Three
Share Capital, Reserves, and Other Equity Interest [Abstract]
Number of options, ending balance (in shares)								737,500
Number of share options exercisable in share-based payment arrangement											737,500
Disclosure of number and weighted average remaining contractual life of outstanding share options [table]
Number of share options outstanding in share-based payment arrangement											737,500
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Weighted average remaining contractual life of outstanding share options					1 year 4 months 13 days
Option Expiration Period One
Share Capital, Reserves, and Other Equity Interest [Abstract]
Number of options, ending balance (in shares)								2,350,000
Number of share options exercisable in share-based payment arrangement											2,350,000
Disclosure of number and weighted average remaining contractual life of outstanding share options [table]
Number of share options outstanding in share-based payment arrangement											2,350,000
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Weighted average remaining contractual life of outstanding share options					1 year 2 months 15 days